PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
PROPERTY AND EQUIPMENT [Text Block]

8. PROPERTY AND EQUIPMENT

	Computer	Computer	Furniture &	Leasehold	Total
	Hardware	Software	Fixtures	Improvements
Cost

Balance at January 1, 2017	$2,609	$2,190	$1,044	$706	$6,549

Additions	526	19	188	508	1,241

Disposals / Write-Offs	-	-	(154)	-	(154)

Balance at December 31, 2017	$3,135	$2,209	$1,078	$1,214	$7,636

Additions	664	433	26	81	1,204

Balance at December 31, 2018	$3,799	$2,642	$1,104	$1,295	$8,840

	Computer	Computer	Furniture &	Leasehold	Total
	Hardware	Software	Fixtures	Improvements
Cost
Depreciation and impairment losses

Balance at January 1, 2017	$2,225	$1,751	$768	$55	$4,799

Depreciation for the year	322	216	129	196	863

Disposals / Write-Offs	-	-	(154)	-	(154)

Balance at December 31, 2017	$2,547	$1,967	$743	$251	$5,508

Depreciation for the year	369	263	110	239	981

Balance at December 31, 2018	$2,916	$2,230	$853	$490	$6,489

Carrying amounts

At December 31, 2017	$588	$242	$335	$963	$2,128

At December 31, 2018	$883	$412	$251	$805	$2,351